COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2024
Class of Stock [Line Items]
Commitment and Contingencies
Note 14. Commitments and Contingencies
PCT Guaranty
On April 22, 2020, the Company entered into a guaranty with a counterparty to unconditionally guarantee PCT’s obligation to reimburse a $5,000 pre-payment upon PCT’s failure to meet certain performance thresholds. Performance thresholds include the commission and construction of a plant. The guaranty has no expiration. The total amount paid by the Company under the guaranty is $0 and total interest paid is $0. As of December 31, 2023 and 2022, there was no principal outstanding under the guaranty.
Patent Agreement Contingent Fees
In 2022, the Company entered into two agreements with a large multi-national company (“MNC”) to purchase in-process research and development consisting of patents, technology, and knowledge transfer related to cooling technology for critical electronic equipment in a transaction that was determined to be an asset acquisition. The in-process research and development acquired consists of cooling technology requiring additional commercialization efforts to finalize as a product offering.
Under the terms of the agreements, the Company is required to make minimum installment payments, as disclosed below, for each year of the agreement through February 1, 2040. The minimum installment payments are included in Patent installment payments payable on the consolidated balance sheets. Each installment payment shall be credited towards and set off against any royalty payments (described below) which may become due. As such, these installment payments serve as minimum amounts due to MNC each calendar year. Additional royalty payments due each year are based on the direct and indirect revenues earned by the Company and the number of cold plates sold.

Royalty Payments
7.5% plus the Cumulative Purchase Incentive[1] applied to all direct revenue
15% plus the Cumulative Indirect Purchase Incentive1 applied to all indirect revenue
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1The Cumulative Purchase Incentive percentages are between 0% - 2.5% and are calculated in accordance with the agreement based on the cumulative number of cold plate sales multiplied by a cold plate multiple (if applicable).
Minimum royalties for the MNC’s fiscal years thereafter are summarized in the following table:

Years Ending December 31,	Amount
2024	$775
2025	700
2026	825
2027	825
2028	825
Thereafter	9,900
Total	$13,850
In the event of a change of control as defined in the agreements, the MNC or licensee has a buy-out option which can be exercised by either party. The buy-out option requires the licensee or licensee related company to pay the MNC an amount equal to the buy-out value Share multiplied by the enterprise value as defined in the agreements, provided that the buy-out fee shall always be equal to or greater than $125,000. The buy-out fee shall not, in any case, exceed $500,000. The exercise of the buy-out option results in the purchase of the licensee or licensee related company’s remaining revenue share obligations which would accrue to the MNC under the agreement.
Note 13. Commitments and Contingencies
PCT Guaranty
On April 22, 2020, the Company entered into a guaranty with a counterparty to unconditionally guarantee PCT’s obligation to reimburse a $5,000 prepayment upon PCT’s failure to meet certain performance thresholds. Performance thresholds include the commission and construction of a plant. The guaranty has no expiration. The total amount paid by the Company under the guaranty is $0 and total interest paid is $0. As of June 30, 2024 and December 31, 2023, there is no principal outstanding under the guaranty.
Patent Agreement Contingent Fees
The Company's minimum patent royalties included in Patent installment payables on the condensed consolidated balance sheets are due as follows:

Years Ending December 31,	Amount
2024	$525
2025	$700
2026	$825
2027	$825
2028	$825
Thereafter	$9,900
Total	$13,600
The Company is committed to make royalty payments on direct revenue generated from the subject technology acquired at the rate of 7% and 15% from indirect revenue generated plus additional incentives based on the volume of units sold at rates up to 2.5%. Each year the Company will pay such royalties at the higher of: (i) the minimum amount due (noted in the table above) and (ii) the royalty calculated amount based on revenue and units sold.

Learn CW Investment Corporation
Class of Stock [Line Items]
Commitment and Contingencies
NOTE 6. COMMITMENTS AND CONTINGENCIES
Registration and Shareholders Rights
The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and in each case holders of their component securities, as applicable) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Offering (October 13, 2021), requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to our Class A ordinary shares). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriter’s Agreement
The underwriter was entitled to a deferred fee of $0.35 per Unit, or $7,780,500 in the aggregate, and a discretionary deferred fee of $2,000,000. The deferred fee would have become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completed a Business Combination, subject to the terms of the underwriting agreement.
Effective as of September 1, 2023, the underwriters from the Initial Public Offering resigned and withdrew from their role in the Business Combination and thereby waived their entitlement to the deferred underwriting commissions in the amount of $9,780,500, which was recorded as a gain on settlement of underwriter fees on the statement of shareholders’ deficit for the three and nine months ended September 30, 2023 for $9,223,757, which represents the original amount recorded to accumulated deficit, and the remaining balance representing the original amount recorded to the statements of operations of $556,743 was recorded for the year ended December 31, 2023.
Note 6 – Commitments and Contingencies
Registration and Shareholders Rights
The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and in each case holders of their component securities, as applicable) will be entitled to registration rights pursuant to a registration rights agreement signed simultaneously with the offering (October 13, 2021), requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Class A ordinary shares). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of an initial business combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriter was entitled to a deferred fee of $0.35 per Unit, or $7,780,500 in the aggregate, and a discretionary deferred fee of $2,000,000. The deferred fee would have become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completed an initial business combination, subject to the terms of the underwriting agreement. Even though the services the underwriter owed the Company for such deferred compensation had already been provided in full in connection with the Initial Public Offering, on September 1, 2023, the underwriter gratuitously waived its entitlement to the deferred compensation. The underwriter was not provided, and will not be provided, any consideration in exchange for its waiver of their entitlement to the payment of the deferred compensation.